Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Selling, General and Administrative Expenses
Employee compensation		¥ 2,231,698	¥ 2,256,455	¥ 929,928
Marketing and promotional expenses		818,053	1,158,519	523,535
Professional services		737,578	450,113	216,111
Rental and related expenses		487,537	578,469	238,740
Depreciation and amortization expenses		457,364	249,765	128,918
Travel and entertainment expenses		126,571	197,187	71,278
IT consumable, office supply and other low value consumable		109,501	167,323	114,668
Allowance against receivables		108,459
Others		375,026	283,959	127,529
Total	$ 783,100	¥ 5,451,787	¥ 5,341,790	¥ 2,350,707